Accumulated Other Comprehensive Income (Loss) - Summary of Amounts Reclassified Out of Each Component of AOCI (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2020		Jun. 30, 2019		Jun. 30, 2020		Jun. 30, 2019		Dec. 31, 2019		Dec. 31, 2018
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Salaries and employee benefits	$ (2,972)		$ (3,454)		$ (6,219)		$ (7,104)		$ (13,660)		$ (12,704)
Provision for income taxes	(439)		(175)		(894)		(426)		(1,165)		(546)
Net income attributable to Pathfinder Bancorp, Inc.	1,841		607		3,531		1,121		4,276		4,031
Reclassification out of Accumulated Other Comprehensive Income [Member] | Retirement Plans [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Salaries and employee benefits	(59)	[1]	(84)	[1],[2]	(117)	[1]	(168)	[1],[2]	(335)	[3],[4]	(171)	[3],[4]
Provision for income taxes	12		18	[2]	24		37	[2]	88	[3]	45	[3]
Net income attributable to Pathfinder Bancorp, Inc.	(47)		(66)	[2]	(93)		(131)	[2]	(247)	[3]	(126)	[3]
Reclassification out of Accumulated Other Comprehensive Income [Member] | Available-for-Sale Securities [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Net gains (losses) on sales and redemptions of investment securities	873		32	[2]	899		111	[2]	329	[3]	(182)	[3]
Provision for income taxes	(183)		(7)	[2]	(189)		(23)	[2]	(86)	[3]	48	[3]
Net income attributable to Pathfinder Bancorp, Inc.	$ 690		$ 25	[2]	$ 710		$ 88	[2]	$ 243	[3]	$ (134)	[3]

[1]	These items are included in net periodic pension cost.
[2]	Amounts in parentheses indicates debits in net income.
[3]	Amounts in parentheses indicates debits in net income.
[4]	These items are included in net periodic pension cost.